Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and the subsidiaries of the VIE, for which the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries, the VIE and the subsidiaries of the VIE have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to standalone selling prices of performance obligations, active KOC subscription period, allowance for doubtful accounts, inventory provision, impairment of long-term investments, valuation allowance for deferred tax assets, uncertain tax positions, fair value of share-based awards, fair value of financial instruments, fair value of pre-existing equity interests, and non-controlling interests. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign currency translation

Foreign currency translation

The functional currency of the Company and its subsidiaries in Hong Kong is the United States dollar (“US$”). The functional currency of the Company’s subsidiary in Korea is the Korean won (“KRW”). The functional currency of the Company’s PRC subsidiaries, the VIE and subsidiaries of the VIE is the Renminbi (“RMB”). The Group uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive (loss)/income.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income/(loss), a component of shareholders’ equity.

Convenience translation

Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.3726 on December 30, 2021, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted cash	Restricted cash Restricted cash mainly represents security deposits held in designated bank accounts for the issuance of a letter of guarantee.
Short-term investments

Short-term investments

Investments that are expected to be realized in cash during the next twelve months are included in short-term investments. The Company accounts for short-term investments in accordance with ASC 320, Investments—Debt and Equity Securities (“ASC 320”). The Company classifies the short-term investments as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320.

The securities that the Company has the positive intent and the ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income/(loss). Realized gains or losses are included in earnings during the period in which the gain or loss is realized.

An impairment loss on the available-for-sale securities is recognized in the consolidated statements of comprehensive (loss)/income when the decline in value is determined to be other-than-temporary.

Short-term investments comprise of only debt securities, which include wealth management products issued by commercial banks, which are redeemable by the Group at any time and have a variable interest rate indexed to the performance of underlying assets and are classified by the Group as available-for-sale investments. The wealth management products are primarily invested in debt securities issued by the PRC government, corporate debt securities and central bank bills. The Company values the short-term available-for-sale debt securities based on the quoted subscription/redemption price published by the relevant banks. For the years ended December 31, 2019, 2020 and 2021, the Group recognized interest income from short-term investments of RMB511, RMB3,183 and RMB2,677 (US$420) in the consolidated statements of comprehensive (loss)/income, respectively. As of December 31, 2019, 2020 and 2021, unrealized holding gains and losses of the available-for-sale investments were not significant.

Accounts receivable, net

Accounts receivable, net

Accounts receivable, net mainly represent amounts due from customers and are recorded net of an allowance for doubtful accounts. Allowances are recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable is written off after all collection effort has ceased. Allowance for doubtful accounts recorded as of December 31, 2020 and 2021 were nil.

Loans receivable, net

Loans receivable, net

Loans receivable, net and loans extended to related parties included in “Amounts due from related parties” on the consolidated balance sheets are carried at amortized cost. An allowance for doubtful accounts represents the Group’s best estimate of the losses inherent in the outstanding loans to third parties and related parties and is recognized when it is probable that the Group will not be able to collect all amounts due according to the contractual terms of the loans. The Group measures loan impairment using the present value of expected future cash flows discounted at the loan’s effective interest rate and losses are recognized as a charge to bad debt expense included in “General and administrative expenses” in the consolidated statements of comprehensive (loss)/income and an increase to the allowance for doubtful accounts. Judgment is required to determine the allowance amounts and whether such amounts are adequate to cover potential credit losses. The Group performs periodic reviews to ensure such amounts continue to reflect the best estimate of the losses inherent in the outstanding debts and considers many factors, including but not limited to, the purpose of the loans, age of the amounts due, terms of the loans, historical collections and the creditworthiness and financial condition of the borrower. Interest income is recognized on loans receivable using the interest method except for when receivables are determined to be uncollectible, interest income is recognized on a cash basis method. Impaired loans are written off after all collection effort has ceased.

Inventories, net

Inventories, net

Inventories are comprised of merchandise available for sale and are stated at the lower of cost or net realizable value. Cost is determined using the weighted average method and includes all costs to acquire and bring the inventories to their present location and condition. Adjustments to write down the cost of inventories to its estimated net realizable value are made, if required, for slow-moving merchandise and damaged goods. Inventory provisions are recorded in “Costs of revenues” in the consolidated statements of comprehensive (loss)/income.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Office and electronic equipment	5 years
Vehicles	3 to 4 years
Purchased software	2 to 5 years
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense as incurred, whereas the costs of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive (loss)/income.

Intangible assets

Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated useful life
Intellectual Property	2 to 4 years

Intangible assets represent license fees paid to intellectual property rights holders for the use of adaptation rights in the development of mobile games that the Group is going to launch on its social e-commerce platforms. The Group amortizes the intangible assets using the straight-line method over the contractual term of the respective license agreements. For the years ended December 31, 2019, 2020 and 2021, the Group recorded amortization expense of RMB nil, RMB nil and RMB 6,132(US$963), respectively.

Impairment of long-lived assets other than goodwill

Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets or asset group for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a long-lived asset or a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates a long-lived asset or a group of long-lived assets for impairment by comparing their carrying amount to the expected undiscounted net cash flows expected to result from the use of the long-lived asset or asset group and their eventual disposition. If the sum of the expected undiscounted net cash flows is less than the carrying amount of the long-lived asset or asset group, an impairment loss is recognized based on the excess of the carrying amount over its fair value. Fair value is estimated based on a discounted cash flow approach, or when available and appropriate, to comparable market prices.

For the periods presented, no impairment charges were recognized on the Group’s long-lived assets.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. The Group assesses goodwill for impairment in accordance with ASC 350-20, Intangibles—Goodwill and Other: Goodwill (“ASC 350-20”), which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

A reporting unit is defined as an operating segment or one level below an operating segment referred to as a component. The Group determines its reporting units by first identifying its operating segments, and then assesses whether any components of these segments constituted a business for which discrete financial information is available and where the Company’s segment manager regularly reviews the operating results of that component. The Group determined that it has one reporting unit because components below the consolidated level either did not have discrete financial information or their operating results were not regularly reviewed by the segment manager.

2.Summary of Significant Accounting Policies (Continued)

The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step quantitative impairment test in accordance with ASC 350-20. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

No impairment of goodwill was recorded during the year ended December 31, 2021.

Long-term investments

Long-term investments

The Group’s long-term investments consist of equity investments without readily determinable fair value and equity method investments.

Equity investments without readily determinable fair value

The Group has early adopted ASC 321, Investments—Equity Securities (“ASC 321”) on January 1, 2018, pursuant to which, equity investments with readily determinable fair value, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure all its investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

The Group makes a qualitative assessment of whether the equity investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss equal to the difference between the carrying value and fair value.

2.Summary of Significant Accounting Policies (Continued)

Equity method investments

Investments in entities in which the Group can exercise significant influence and holds an investment in voting common stock or in-substance common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method. Under the equity method, the Group initially records its investments at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investments to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. When the Group has other investments in its equity-method investee (including, but not limited to, preferred stock, debt securities and loans to the investee) and was not required to advance additional funds to that investee, the Group would continue to report its share of equity method losses in its consolidated statement of comprehensive (loss)/income after its equity method investment in ordinary shares has been reduced to zero, to the extent of and as an adjustment to the adjusted basis of its other investments in the investee. Such losses are first applied to those investments of a lower liquidation preference before being further applied to the investments of a higher liquidation preference. Unrealized inter-company profits and losses related to equity investees are eliminated. The Group evaluates the equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. The Group considers the financial condition and near-term prospects of the investee including the investee’s ability to sustain earnings and generate operating cash flows and any specific events that may influence the operations of the investee in determining whether equity method investments are recoverable. An impairment loss is recognized in “Other (expenses)/income, net” in the consolidated statements of comprehensive (loss)/income when a decline in value of an equity method investment is determined to be other-than-temporary.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own Class A Ordinary Shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

2.Summary of Significant Accounting Policies (Continued)

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations.

Revenue recognition

Revenue recognition

The Group’s revenues are primarily derived from product sales through its e-commerce platforms and the provision of subscription and marketplace services.

On January 1, 2018, the Group elected to early adopt ASC 606, Revenue from contracts with Customers (“ASC 606”) using the full retrospective method. The Group applies the five-step model outlined in ASC 606. The Group accounts for a contract when it has approval and commitment from the customer, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable.

The Group evaluates if it is a principal or an agent in a transaction to determine whether revenues should be recorded on a gross or net basis. The Group acts as the principal and records revenue on a gross basis if it obtains control over the specified goods and services before they are transferred to the customers and would also generally be subject to inventory risk and have latitude in establishing prices. When the Group acts as an agent, revenue is recorded on a net basis and the Group also generally does not bear any inventory risk nor have the ability to establish price.

The Group does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Group recognizes revenue at the amount to which it has the right to invoice for services performed.

Product sales

The Group primarily recognizes revenue from the sale of beauty products, maternal and baby products, food and beverages, fast fashion goods, wellness and other consumer products through its social e-commerce platforms. Customers are required to pay for the products in advance and amounts received are recorded as “Customer advances and deferred revenue” on the consolidated balance sheets. In arrangements with multiple performance obligations, the transaction price is allocated to each performance obligation using the relative standalone selling price. Standalone selling prices are generally determined based on the prices charged to customers or using expected cost plus a margin. Product revenues are recognized at a point in time when the products are accepted by the customers, which occurs when customers confirm acceptance of the products or when it is deemed to occur 21 days after delivery of the products, as stipulated in the Group’s sales policies published on its social e-commerce platforms.

The Group offers an unconditional right of return for a period of seven days upon the customer’s receipt of the products. Estimated merchandise returns are estimated using the expected value method based on historical return patterns. The Group recognizes revenues net of estimated merchandise returns and records a refund liability included in “Accrued expenses and other liabilities” in the consolidated balance sheets. As of December 31, 2019, 2020 and 2021, estimated merchandise returns were not significant.

2.Summary of Significant Accounting Policies (Continued)

In 2019, the Group launched a customer loyalty program which grants loyalty points to customers when they purchase products from the Group’s social e-commerce platforms. Loyalty points are redeemable for cash discounts that can be offset against the selling price of future purchases made by customers or redeemed for a 12-month trial of a KOC subscription. The Group considers loyalty points as a separate performance obligation and allocates the total transaction price proportionally between the products sold and the loyalty points granted based on their relative standalone selling prices. The Group also provides discounts and coupons to its customers without concurrent purchases and recognizes them as a reduction of product revenues when they are utilized by customers in a sales transaction.

Revenue is recorded net of value-added taxes (“VAT”), custom duties and consumption taxes collected on behalf of the government. Revenues also include delivery fees charged to customers who do not meet the minimum order requirements for free shipping. The Group utilizes external logistic service providers to deliver products to its customers and records the shipping and handling costs as “Fulfillment expenses” in the consolidated statements of comprehensive (loss)/income.

Services rendered

The Group earns subscription service revenue from providing its KOCs with a lifetime subscription service in exchange for a non-refundable upfront fee. KOC subscribers are entitled to earn referral incentives from the Group. The amount of referral incentives is determined by an agreed formula based on the successful completion of product orders placed by customers referred by them, which are recorded as “Costs of revenues” in the consolidated statements of comprehensive (loss)/income. KOC subscribers are not required to purchase any products from the Group’s social e-commerce platforms in order to become a subscriber. The Group is the principal in the subscription service revenue transaction and recognizes revenue based on the amount they are entitled to in exchange for transferring promised services to KOCs. The receipt of subscription fees is initially recorded as deferred revenue and recognized as revenue on a straight-line basis over the estimated active KOC subscription period as that is when customers simultaneously receive and consume benefits from the Group’s performance and the Group’s efforts or inputs are expended evenly throughout the performance period. Judgment is required to estimate the active KOC subscription period and changes to such estimates could impact the amount of subscription service revenue recognized. The active KOC subscription period is estimated based on historical KOC usage patterns of KOC accounts which are determined on a daily basis by comparing the proportion of KOC accounts with generated orders to the total KOC accounts, considering KOC accounts registered on or after January 1, 2016. The Group then uses a regression model to simulate a KOC retention rate curve based on the daily historical KOC usage patterns. Based on this KOC retention rate curve, the Group estimates the average number of days during which a KOC account remains active after its initial registration. The active KOC subscription period is estimated to be no more than two years for the periods presented.

Revision to the Group’s estimates of active KOC subscription period are accounted for as a change in accounting estimate on a prospective basis in accordance with ASC 250, Accounting Changes and Error Corrections (“ASC 250”). The Group reviews and revises such estimates, if necessary, on a periodic basis and at a minimum, on an annual basis. As a result of the change in estimate in 2019, total revenues and net income decreased by RMB34,237 and basic and diluted earnings per share decreased by RMB4.28. As a result of the change in estimate in 2020, total revenues and net income increased by RMB31,216 and basic and diluted earnings per share increased by RMB3.91. As a result of the change in estimate in 2021, total revenues and net loss decreased by RMB3,611(US$567) and basic and diluted earnings per share decreased by RMB0.38(US$0.06).

Cost of revenues

Cost of revenues

Costs of revenues mainly consist of costs associated with procuring products including inbound shipping charges, referral incentives and inventory provisions. Inbound shipping charges to receive merchandise from suppliers are included in inventories and recognized as cost of revenues upon sale of the merchandise to the customers.

Payment processing, packaging material and product delivery costs are classified as “Fulfillment expenses” in the consolidated statements of comprehensive (loss)/income. Cost of revenues does not include outbound shipping and handling expenses, payroll, bonus and benefits of logistic staff or logistic centers rental expenses, therefore the Group’s cost of revenues may not be comparable to other companies which include such expenses in their cost of revenues.

Vendor rebates

Vendor rebates

The Group periodically receives consideration from certain vendors, representing rebates for products purchased over a period of time. The rebates are not sufficiently separable from the Group’s purchase of the vendors’ merchandise and they do not represent a reimbursement of costs incurred by the Group to sell the vendors’ merchandise. The Group accounts for the rebates received from its vendors as a reduction to the price it pays for the purchased merchandise and therefore the Group records such amounts as a reduction of cost of revenues. Rebates are earned when meeting minimum purchase thresholds specified in the contracts. When rebates can be reasonably estimated based on the Group’s past experience and current forecasts, a portion of the rebate is recognized as the Group makes progress towards the purchase threshold.

Fulfillment expenses

Fulfillment expenses

Fulfillment expenses mainly consist of (i) expenses incurred in operating the Group’s warehouses, including rental and personnel costs, (ii) expenses charged by external logistic service providers for dispatching and delivering the Group’s products, and (iii) payment processing and related transaction costs charged by third-party payment platforms. The outbound shipping and handling costs included in fulfillment expenses were RMB99,369, RMB84,537 and RMB74,417 (US$11,678) for the years ended December 31, 2019, 2020 and 2021, respectively.

Technology and content expenses

Technology and content expenses

Technology and content expenses mainly consist of payroll and related expenses for employees involved in research and development, designing, developing and maintaining the Group’s editorial content and social e-commerce platforms and improving big data technologies. Technology and content expenses also includes equipment and software depreciation, bandwidth costs and other expenses necessary to support the Group’s business. To date, expenditures incurred between when the application has reached the development stage and when it is substantially complete and ready for its intended use have been insignificant and as a result, the Group did not capitalize any qualifying software development costs. Technology and content expenditures are expensed as incurred.

Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses primarily consist of staff cost, promotion and marketing expenses, and others.

The Group rewards cash incentives to O’Partners for their product promotion efforts based on the results of their relevant marketing and promotional activities, such as the number of KOCs invited by O’Partners and product sales and subscription fees generated by an O’Partner’s referrals. Cash incentives paid to O’Partners are determined based upon an agreed-upon formula that is consistently applied for each O’Partner and therefore, determined to be at fair value in exchange for services provided. Cash incentives paid to O’Partners are recognized as “Selling and marketing expenses” in the consolidated statements of comprehensive (loss)/income and were RMB31,069,RMB33,871 and RMB32,108 (US$5,038) for the years ended December 31, 2019, 2020 and 2021, respectively.

2.Summary of Significant Accounting Policies (Continued)

The Group hosts online and offline events from time to time, including seminars and campaigns, aimed at providing consumers with useful information and promote its brand and product awareness. Occasionally, the Company invites O’Partners and KOCs to attend these events to share their shopping experience and provide O’Partners and KOCs with opportunities to make new social contacts and expand their social network. The Group records the expenses for hosting these events in “Selling and marketing expense” in the consolidated statements of comprehensive (loss)/income, which were RMB22,421,RMB13,386 and RMB24,398 (US$3,829) for the years ended December 31, 2019, 2020 and 2021, respectively.

Advertising expenditures

Advertising expenditures

Advertising expenditures which consist primarily of online advertising are expensed as incurred and included in “Selling and marketing expenses” in the consolidated statements of comprehensive (loss)/income. Advertising expenditures incurred for the years ended December 31, 2019, 2020 and 2021 were RMB32,542, RMB34,628 and RMB19,029 (US$2,986), respectively.

Leases

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Group did not enter into any capital leases as a lessee or leases whereby it is the lessor for any of the periods presented.

Leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over their respective lease terms. The Group leases office space and warehouses under operating lease agreements. Certain lease agreements contain rent holidays and escalating rental payments. Rent holidays and escalating rental payments are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the leased property for purposes of recognizing lease expense on a straight-line basis over the term of the lease.

Government subsidies

Government subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Government subsidies considered operating in nature with no further conditions to be met are recorded as operating income when received while government subsidies with certain operating conditions to be met in the future are recorded as deferred government subsidies when received and are recorded as operating income when the conditions are met.

For the years ended December 31, 2019, 2020 and 2021, the Group received government grants of RMB13,105, RMB10,238 and RMB2,694 (US$423), respectively, which were included in “Other operating income” in the consolidated statements of comprehensive (loss)/income. The amount of deferred government subsidies was immaterial as of December 31, 2019, 2020 and 2021.

Income taxes

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the applicable PRC tax laws. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified as “Income tax expenses” in the consolidated statements of comprehensive (loss)/income.

Share-based compensation

Share-based compensation

The Group applies ASC 718, Compensation—Stock Compensation (“ASC 718”) to account for its employee share-based awards and early adopted ASU No. 2018-7, Compensation—Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting (“ASU 2018-7”) on January 1, 2018. Therefore, for non-employee share-based payments, the Group also applies ASC 718 to account for share-based awards for acquiring goods and services from non-employees at grant date fair value.

In accordance with ASC 718, the Group determines whether an award should be accounted for as a liability award or equity award. All the Group’s share-based awards to employees and non-employees were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values. The Group also elected to account for forfeitures as they occur.

A change in any of the terms or conditions of the awards is accounted for as a modification of the award. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the unrecognized compensation cost remaining from the original grant-date valuation is recognized over the remainder of the employee’s original requisite service period, while the incremental compensation cost is recognized over the remaining service period of the modified award.

If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Group recognizes is the cost of the original award. If an award has a vesting condition that was improbable of being achieved both before and after the modification, the original grant-date fair value is not considered relevant and the fair value of the modified award is used to recognize compensation cost if it ultimately vests.

A cancellation of outstanding awards with no replacement awards is accounted for as a repurchase for no consideration. Therefore, any previously unrecognized compensation cost shall be recognized at the cancellation date.

With the assistance of an independent third-party valuation firm, the Group used the discounted cash flow method to determine the underlying equity value of the Group and used an equity allocation model to estimate the fair value of its restricted share units (“RSUs”).

Employee benefit expenses

Employee benefit expenses

Full time employees of the Group in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions. The total expenses the Group incurred for the plan were RMB8,773, RMB5,501 and RMB16,576 (US$2,601) for the years ended December 31, 2019, 2020 and 2021, respectively.

Comprehensive (loss)/income

Comprehensive (loss)/income

Comprehensive (loss)/income is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. For each of the periods presented, the Group’s comprehensive (loss)/income includes net income and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive (loss)/income. Unrealized holding gains and losses of the available-for-sale investments were insignificant for all periods presented.

Segment reporting

Segment reporting

In accordance with ASC 280, Segment Reporting (“ASC 280”), operating segments are defined as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s Board of Directors, as the CODM, reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment. The Group’s long-lived assets are substantially all located in the PRC and substantially all the Group revenues are derived from within the PRC, no geographical segments are presented.

Deferred IPO costs

Deferred IPO costs

Direct costs incurred by the Company attributable to its proposed IPO of ordinary shares in the United States have been deferred and recorded in prepayments and other current assets and will be charged against the gross proceeds received from such offering.

(Loss)/earnings per share

(Loss)/earnings per share

(Loss)/earnings per share is computed in accordance with ASC 260, Earnings Per Share (“ASC 260”). The two-class method is used to compute earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The redeemable preferred shares are participating securities because they were entitled to receive dividends or distribution on an as converted basis while they were outstanding prior to the Reorganization in 2018. However, the computation of basic (loss)/earnings per share using the two-class method was not applicable in 2018 as the Group was in a net loss position and net loss is not allocated to the redeemable preferred shares as they are not obligated to share the losses of the Group based on their contractual terms. As part of the Reorganization, the Company issued ordinary shares to the Preferred Shareholders in exchange for their preferential equity interests in Guangzhou Onion. On September 19, 2018, the preferential rights associated with the redeemable preferred shares of Guangzhou Onion were removed. Therefore, the two-class method was not applicable in 2019 and 2020 as the redeemable preferred shares were no longer outstanding and basic (loss)/earnings per share is computed by dividing net (loss)/income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended December 31, 2019 and 2020, respectively.

Diluted (loss)/earnings per share is calculated by dividing net (loss)/income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the period. The outstanding RSUs with an IPO vesting condition are not considered contingently issuable shares for the years ended December 31, 2019 and 2020 are excluded from the computation of diluted (loss)/earnings per share.

Since 2021, basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period. Options and RSUs are not considered outstanding in the computation of basic earnings per share. Diluted net income per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period, which include options to purchase ordinary shares, restricted share units and conversion of the convertible debt. The computation of diluted net income per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net income per share. The Group uses the two-class method to calculate net income per share though both classes share the same rights in dividends. Therefore, basic and diluted earnings per share are the same for both classes of ordinary shares for the year ended December 31, 2021.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. The amendments are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years, with early adoption permitted. The Group is currently evaluating the impact of the new guidance on our consolidated financial statements.

2.Summary of Significant Accounting Policies (Continued)

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity- classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. The Group is currently evaluating the impact of the new guidance on our consolidated financial statements.

In July 2021, the FASB issued an update (“ASU 2021-05”) Lessors - Certain Leases with Variable Lease Payments to ASC Topic 842, Leases (“ASC 842”). ASU 2021-05 provides additional ASC 842 classification guidance as it relates to a lessor’s accounting for certain leases with variable lease payments. ASU 2021-05 requires a lessor to classify a lease with variable payments that do not depend on an index or rate as an operating lease if either a sales-type lease or direct financing lease classification would trigger a day-one loss. ASU 2021-05 is effective for fiscal years beginning after 15 December 2021, and interim periods within those fiscal years. Early adoption is permitted. The Group is currently evaluating the impact of the new guidance on our consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08), which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606, Revenue from Contracts with Customers The new amendments are effective for us are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments, with early adoption permitted. The Group is currently evaluating the impact of the new guidance on our consolidated financial statements.